Shareholder Report, Line Graph (Details) 194036_Innovator Nasdaq-100 10 Buffer ETF - Quarterly_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jun. 28, 2024	Oct. 31, 2025
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Nasdaq-100 10 Buffer ETF - Quarterly NAV
Accumulated Value	$ 10,191	$ 10,000	$ 11,728
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Total Return Index
Accumulated Value	10,129	10,000	$ 13,264
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Index
Accumulated Value	$ 10,105	$ 10,000	$ 13,137